Significant Items Within the Income Statement (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Non-underlying Items

€ million	First Half
	2020	2019
Acquisition and disposal-related credit/(costs)	(27)	(77)
Gain/(loss) on disposal of group companies (a)	6	66
Restructuring costs	(391)	(454)
Impairment	–	–
One-off items	–	–

Non-underlying items within operating profit before tax	(412)	(465)
Tax on non-underlying items within operating profit	109	89

Non-underlying items within operating profit after tax	(303)	(376)

Share of gain on disposal of Spreads business in Portugal JV	–	3
Net monetary gain arising from hyperinflationary economies	21	29

Non-underlying items not in operating profit but within net profit before tax	21	32
Tax impact of non-underlying items not in operating profit but within net profit:
Hyperinflation adjustment for Argentina deferred tax	(7)	–

Non-underlying items not in operating profit but within net profit after tax	14	32

Non-underlying items after tax (b)	(289)	(344)

Attributable to:
Non-controlling interests	(14)	(8)
Shareholders’ equity	(275)	(336)

(a)	2019 includes a gain of € 60 million relating to disposal of Alsa baking and dessert business.
(b)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.